Summary of Significant Accounting Policies - Schedule of the Impact of Adopting ASC 842 on the Company's Consolidated Balance Sheet (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets:
Other current assets	$ 235,413,836	¥ 1,638,904,061	¥ 1,817,088,275	¥ 1,818,222,205
Operating lease right-of-use assets	21,381,123	148,851,099	160,918,648
Land use right				¥ 106,545,362
Liabilities:
Short-term lease liabilities	3,148,417	21,918,649	26,675,013
Long-term lease liabilities	$ 3,116,203	21,694,379	¥ 26,564,343
As Reported [Member]
Assets:
Other current assets		1,638,904,061
Operating lease right-of-use assets		148,851,099
Liabilities:
Short-term lease liabilities		21,918,649
Long-term lease liabilities		21,694,379
Balance without the adoption of ASC 842 [Member]
Assets:
Other current assets		1,640,307,403
Land use right		103,834,729
Effect of change Higher/(lower) [Member]
Assets:
Other current assets		(1,403,342)
Operating lease right-of-use assets		148,851,099
Land use right		(103,834,729)
Liabilities:
Short-term lease liabilities		21,918,649
Long-term lease liabilities		¥ 21,694,379